Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Mar. 26, 2025	Apr. 30, 2024	Apr. 08, 2024	Apr. 30, 2023	Nov. 30, 2022	Apr. 30, 2022	Nov. 30, 2021	Sep. 30, 2021	Apr. 30, 2021	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Sep. 03, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Jan. 04, 2016	May 01, 2015	Apr. 30, 2015
C000229483
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality Value Fund - Institutional Shares
Account Value	$ 221,867		$ 214,055		$ 192,061		$ 187,553			$ 181,074		$ 133,473			$ 141,134	$ 130,365	$ 114,659	$ 100,704			$ 100,000
C000229481
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality Value Fund - A Class Shares
Account Value	$ 21,027		20,321		18,272		17,874			17,310		12,780			13,555	12,553	11,073	9,746			9,701
C000240108
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality Value Fund - Ultra Shares
Account Value	$ 1,115,812		1,077,318		968,668	$ 1,000,000
C000232438
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality MidCap Fund - Institutional Shares
Account Value	$ 116,175		115,352		100,075		97,400	$ 100,000
C000229480
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality SMidCap Fund - Institutional Shares
Account Value	$ 179,185		178,002		151,796		148,056			157,839		101,922			118,224	113,470	105,804	89,971			100,000
C000229479
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality SMidCap Fund - Ultra Shares
Account Value	$ 1,637,635		1,623,651		1,382,270		1,346,616			1,431,258	$ 1,000,000
C000229476
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality SmallCap Fund - Institutional Shares
Account Value	$ 178,993		187,410		166,473		162,038			181,669		110,145			137,579	134,209	119,782	92,346			100,000
C000229475
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality SmallCap Fund - A Class Shares
Account Value	$ 13,108		13,748		12,226		11,913			13,373		8,115		$ 9,599
C000229478
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality SmallCap Fund - C Class Shares
Account Value	$ 13,106		13,846		12,405		12,180			13,773		8,420		10,000
C000229477
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality SmallCap Fund - Ultra Shares
Account Value	$ 1,842,372		1,927,694		1,709,594		1,661,728			1,860,826		1,126,280	$ 1,000,000
C000229075
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality AllCap Fund - Institutional Shares
Account Value	$ 124,603		115,102		106,613		98,843		$ 100,000
C000229074
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Quality AllCap Fund - Ultra Shares
Account Value	$ 1,248,491		1,151,406		1,066,300		989,924		1,000,000
C000229473
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Income Opportunity Fund - Institutional Shares
Account Value	$ 158,350		147,765		138,795		139,376			150,968		121,513			119,440	111,766	107,712	99,240			100,000
C000229474
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Income Opportunity Fund - A Class Shares
Account Value	$ 15,008		14,023		13,185		13,270			14,411		11,625			11,465	10,755	10,392	9,598			9,698
C000229472
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Income Opportunity Fund - C Class Shares
Account Value	$ 12,196		11,477		10,878		11,033			12,067		9,812		10,000
C000240107
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Income Opportunity Fund - Ultra Shares
Account Value	$ 1,162,350		1,083,408		1,016,087	1,000,000
C000229469
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Multi-Asset Income Fund - Institutional Shares
Account Value	$ 157,198		145,387		135,032		134,697			142,260		113,016			114,581	109,050	106,206	99,086			100,000
C000229470
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Multi-Asset Income Fund - A Class Shares
Account Value	$ 14,921		13,829		12,878		12,876			13,641		10,863			11,029	10,505	10,250	9,587			9,699
C000229466
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Alternative Income Fund - Institutional Shares
Account Value	$ 146,446		135,633		128,714		125,097			126,018		113,998			109,599	106,397	106,882	100,776		$ 100,000
C000229467
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Alternative Income Fund - A Class Shares
Account Value	$ 12,591		11,679		11,092		10,797			10,888		9,871	9,702
C000229465
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Alternative Income Fund - Ultra Shares
Account Value	$ 1,479,312		1,368,063		1,296,628		1,258,940			1,266,997		1,145,501			1,101,368	1,067,385	1,070,855	1,008,418		1,000,000
C000237961
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
Account Value	$ 124,753		103,174		81,414		80,332			64,853		48,124			67,644	64,059	74,209	58,545			100,000
C000237964
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Account Value	$ 11,534		9,564		7,567		7,477			6,055		4,498			6,341	6,018	6,984	5,516			9,449
C000237963
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Account Value	$ 11,300		9,438		7,524		7,491			6,113		4,582			6,503	6,222	7,277	5,792			10,000
C000237962
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
Account Value	$ 2,347,151		1,939,676		1,529,288		1,507,810			1,216,222		901,945			1,268,510	1,198,787	1,387,615	1,092,745	$ 1,000,000
C000237966
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Real Estate Income Fund - Institutional Shares
Account Value	$ 139,903		131,718		123,102		131,038			128,777		95,517			116,509	106,200	112,618	99,913			100,000
C000237968
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Real Estate Income Fund - A Class Shares
Account Value	$ 12,711		12,008		11,237		12,016			11,857		8,824			10,810	9,883	10,525	9,373			9,425
C000237951
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Broadmark Tactical Growth Fund - Institutional Shares
Account Value	$ 140,025		132,283		128,830		132,766			137,590		120,009			115,450	112,172	106,223	97,898			100,000
C000237952
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Broadmark Tactical Growth Fund - A Class Shares
Account Value	$ 12,682		12,013		11,728		12,130			12,623		11,055			10,678	10,418	9,913	9,183			9,425
C000237949
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Broadmark Tactical Growth Fund - C Class Shares
Account Value	$ 12,713		12,125		11,921		12,402			12,975		11,428			11,097	10,905	10,421	9,699			10,000
C000237956
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Broadmark Tactical Plus Fund - Institutional Shares
Account Value	$ 144,809		148,949		142,432		142,654			142,417		126,039			125,080	115,395	107,444	98,806			100,000
C000237953
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Broadmark Tactical Plus Fund - A Class Shares
Account Value	$ 13,359		13,789		13,215		13,263			13,274		11,782			11,709	10,835	10,111	9,312			9,450
C000237955
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Broadmark Tactical Plus Fund - F Class Shares
Account Value	$ 14,925		15,320		14,594		14,577			14,506		12,791			12,657	11,647	10,806	9,907			10,000
C000248453
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Salient Enhanced Midstream Income ETF
Account Value	$ 11,551		9,837	$ 10,000
C000248452
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Salient Enhanced Energy Income ETF
Account Value	$ 9,091		10,000
C000248486
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood LBRTY Global Equity ETF
Account Value	$ 9,911	$ 10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 301,735		270,854		221,465		218,186			225,199		149,219			150,789	133,819	118,374	99,824			100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,174		27,085		22,146		21,819			22,520		14,922			15,079	13,382	11,837	9,982			10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,389,423		1,247,221		1,019,796	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 123,933		111,249		90,963		89,616	100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 301,735		270,854		221,465		218,186			225,199		149,219			150,789	133,819	118,374	99,824			100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,775,719		1,593,982		1,303,326		1,284,027			1,325,302	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 301,735		270,854		221,465		218,186			225,199		149,219			150,789	133,819	118,374	99,824			100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,263		18,189		14,873		14,652			15,123		10,021		10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,263		18,189		14,873		14,652			15,123		10,021		10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 2,289,909		2,055,546		1,680,725		1,655,839			1,709,066		1,132,439	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 130,300		116,964		95,636		94,220		100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,302,999		1,169,642		956,363		942,202		1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	301,735		270,854		221,465		218,186			225,199		149,219			150,789	133,819	118,374	99,824			100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	30,174		27,085		22,146		21,819			22,520		14,922			15,079	13,382	11,837	9,982			10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	20,263		18,189		14,873		14,652			15,123		10,021		10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	1,389,423		1,247,221		1,019,796	1,000,000
Westwood -80%Bloom US Agg/20%S&P500TR
Account Value [Line Items]
Account Value	144,990		133,132		129,178		128,686			137,919		127,848			117,050	109,284	106,790	102,591			100,000
Westwood -80%Bloom US Agg/20%S&P500TR
Account Value [Line Items]
Account Value	$ 14,499		13,313		12,918		12,869			13,792		12,785			11,705	10,928	10,679	10,259			10,000
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 1-Month Treasury Bill Index
Account Value	$ 120,479		114,750		108,815		105,677			105,619		105,536			103,698	101,517	100,397	100,077		100,000
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 1-Month Treasury Bill Index
Account Value	$ 11,416		10,873		10,311		10,014			10,008		10,000	10,000
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 1-Month Treasury Bill Index
Account Value	$ 1,204,785		1,147,502		1,088,154		1,056,771			1,056,186		1,055,364			1,036,976	1,015,171	1,003,966	1,000,768		1,000,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550		285,068		232,402		226,370			225,889		154,738			153,414	135,173	119,341	101,206			100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955		28,507		23,240		22,637			22,589		15,474			15,341	13,517	11,934	10,121			10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955		28,507		23,240		22,637			22,589		15,474			15,341	13,517	11,934	10,121			10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,261,540		2,909,591		2,372,046		2,310,488			2,305,577		1,579,357			1,565,844	1,379,665	1,218,076	1,032,981	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 116,511		107,861		109,468		109,938			120,167		120,488			108,703	103,241	103,572	102,720			100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651		10,786		10,947		10,994			12,017		12,049			10,870	10,324	10,357	10,272			10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550		285,068		232,402		226,370			225,889		154,738			153,414	135,173	119,341	101,206			100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955		28,507		23,240		22,637			22,589		15,474			15,341	13,517	11,934	10,121			10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955		28,507		23,240		22,637			22,589		15,474			15,341	13,517	11,934	10,121			10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550		285,068		232,402		226,370			225,889		154,738			153,414	135,173	119,341	101,206			100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955		28,507		23,240		22,637			22,589		15,474			15,341	13,517	11,934	10,121			10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955		28,507		23,240		22,637			22,589		15,474			15,341	13,517	11,934	10,121			10,000
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Account Value	$ 12,813		9,904	10,000
S&P Energy Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Account Value	$ 8,897		10,000
TOBAM LBRTY All World Equity NTR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	TOBAM LBRTY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> All World Equity Index
Account Value	$ 9,909	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 223,132		205,556		181,231		179,059			176,730		121,110			136,099	124,789	116,080	99,596			100,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,313		20,556		18,123		17,906			17,673		12,111			13,610	12,479	11,608	9,960			10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 1,211,435		1,116,013		983,948	1,000,000
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 113,743		108,078		94,734		98,144	$ 100,000
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 190,945		187,021		162,294		171,382			177,972		103,063			131,969	126,556	118,304	98,045			100,000
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 1,688,615		1,653,919		1,435,244		1,515,618			1,573,894	$ 1,000,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 184,621		183,020		161,506		167,616			201,630		115,275			137,871	131,793	118,160	94,055			100,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 176,870		178,088		156,178		169,734			181,701		101,530			133,319	130,462	122,465	96,291			100,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,401		14,276		12,598		13,075			15,728		8,992		10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 14,544		14,644		12,842		13,957			14,941		8,349		10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,401		14,276		12,598		13,075			15,728		8,992		10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 14,544		14,644		12,842		13,957			14,941		8,349		10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,821,559		1,805,760		1,593,498		1,653,783			1,989,379		1,137,354	1,000,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 1,956,945		1,970,423		1,728,000		1,877,988			2,010,391		1,123,356	1,000,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 124,053		114,751		101,145		100,475		100,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 1,240,535		1,147,511		1,011,447		1,004,748		$ 1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	116,511		107,861		109,468		109,938			120,167		120,488			108,703	103,241	103,572	102,720			100,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	319,550		285,068		232,402		226,370			225,889		154,738			153,414	135,173	119,341	101,206			100,000
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	178,867		162,963		151,262		149,620			157,346		135,003			125,688	115,478	109,958	102,350			100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,651		10,786		10,947		10,994			12,017		12,049			10,870	10,324	10,357	10,272			10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	31,955		28,507		23,240		22,637			22,589		15,474			15,341	13,517	11,934	10,121			10,000
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	17,887		16,296		15,126		14,962			15,735		13,500			12,569	11,548	10,996	10,235			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,097		9,348		9,487		9,528			10,414		10,442		10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	20,957		18,695		15,241		14,846			14,814		10,148		10,000
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	13,745		12,523		11,624		11,498			12,091		10,374		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	1,097,541		1,016,049		1,031,190	1,000,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	1,414,657		1,262,003		1,028,849	1,000,000
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	1,218,878		1,110,498		1,030,766	$ 1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	116,511		107,861		109,468		109,938			120,167		120,488			108,703	103,241	103,572	102,720			100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	301,735		270,854		221,465		218,186			225,199		149,219			150,789	133,819	118,374	99,824			100,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	319,550		285,068		232,402		226,370			225,889		154,738			153,414	135,173	119,341	101,206			100,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	31,955		28,507		23,240		22,637			22,589		15,474			15,341	13,517	11,934	10,121			10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	30,174		27,085		22,146		21,819			22,520		14,922			15,079	13,382	11,837	9,982			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,651		10,786		10,947		10,994			12,017		12,049			10,870	10,324	10,357	10,272			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 116,892		108,213		109,825		110,297			120,559		120,882			109,058	103,578	103,910	103,056		100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,842		9,111		9,247		9,287			10,151		10,178	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,168,920		1,082,128		1,098,254		1,102,968			1,205,590		1,208,819			1,090,579	1,035,780	1,039,098	1,030,559		$ 1,000,000
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Account Value	$ 196,198		151,653		120,705		117,335			89,670		61,293			90,446	83,025	91,087	73,958			100,000
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Account Value	$ 146,198		128,805		95,795		82,032			64,423		44,285			74,788	71,175	81,324	71,286			100,000
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Account Value	$ 19,620		15,165		12,070		11,734			8,967		6,129			9,045	8,303	9,109	7,396			10,000
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Account Value	$ 14,620		12,881		9,580		8,203			6,442		4,428			7,479	7,118	8,132	7,129			10,000
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Account Value	$ 19,620		15,165		12,070		11,734			8,967		6,129			9,045	8,303	9,109	7,396			10,000
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Account Value	$ 14,620		12,881		9,580		8,203			6,442		4,428			7,479	7,118	8,132	7,129			10,000
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Account Value	$ 3,100,741		2,396,757		1,907,642		1,854,389			1,417,154		968,686			1,429,422	1,312,148	1,439,557	1,168,838	1,000,000
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Account Value	$ 2,148,197		1,892,632		1,407,588		1,205,364			946,615		650,712			1,098,914	1,045,832	1,194,947	1,047,455	$ 1,000,000
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 144,406		139,020		130,132		127,857			142,214		128,531			123,828	115,871	113,629	106,694			100,000
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 14,441		13,902		13,013		12,786			14,221		12,853			12,383	11,587	11,363	10,670			10,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 136,765		129,824		120,072		119,807			115,296		94,423			100,454	104,602	97,777	91,690			100,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 13,677		12,982		12,007		11,981			11,530		9,442			10,045	10,460	9,778	9,169			10,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 13,677		12,982		12,007		11,981			11,530		9,442			10,045	10,460	9,778	9,169			10,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 136,765		129,824		120,072		119,807			115,296		94,423			100,454	104,602	97,777	91,690			100,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 13,677		12,982		12,007		11,981			11,530		9,442			10,045	10,460	9,778	9,169			10,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 13,677		12,982		$ 12,007		$ 11,981			$ 11,530		$ 9,442			$ 10,045	$ 10,460	$ 9,778	$ 9,169			$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,857		9,685	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 11,210		$ 10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 9,877	$ 10,000